Material Accounting Policies (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets held for sale current		₪ 20,000
Buildings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Buildings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years